Loan Receivable (Details) - Solarlink Group Inc. [Member]	6 Months Ended
Jun. 30, 2026 USD ($)
Loan Receivable [Line Items]
Short term loan receivable	$ 2,000,000
Interest rate	1.00%
Loan receivable	$ 2,101,400